Quarterly Holdings Report
for
Fidelity® International Capital Appreciation Fund
January 31, 2022
IVF-NPRT1-0422
1.813010.117
Common Stocks - 99.4%
	Shares	Value ($)
Bailiwick of Jersey - 4.1%
Clarivate Analytics PLC (a)	4,063,800	66,890,148
Experian PLC	1,863,758	77,845,260
Ferguson PLC	479,989	75,497,766
TOTAL BAILIWICK OF JERSEY		220,233,174
Bermuda - 1.2%
IHS Markit Ltd.	566,333	66,142,031
Canada - 8.7%
Brookfield Asset Management, Inc. Class A	1,506,044	82,983,024
Canadian National Railway Co.	698,912	85,184,625
Canadian Pacific Railway Ltd.	1,145,388	81,942,796
Constellation Software, Inc.	43,399	74,747,749
Thomson Reuters Corp.	648,847	69,654,771
Waste Connections, Inc. (Canada)	541,415	67,496,389
TOTAL CANADA		462,009,354
Denmark - 3.5%
DSV A/S	405,932	82,477,560
Novo Nordisk A/S Series B	1,060,512	105,487,333
TOTAL DENMARK		187,964,893
France - 13.6%
Air Liquide SA	471,710	80,690,393
Dassault Systemes SA	1,473,844	71,272,696
EssilorLuxottica SA	414,289	78,377,431
Hermes International SCA	49,251	73,946,371
LVMH Moet Hennessy Louis Vuitton SE	152,965	125,642,002
Pernod Ricard SA	340,611	72,856,481
Sartorius Stedim Biotech	159,453	69,921,946
Schneider Electric SA	503,659	85,317,525
Teleperformance	184,979	69,661,072
TOTAL FRANCE		727,685,917
Germany - 3.3%
Brenntag SE	291,821	25,002,124
Infineon Technologies AG	1,910,458	79,337,033
Merck KGaA	324,687	71,203,291
TOTAL GERMANY		175,542,448
Hong Kong - 1.3%
Techtronic Industries Co. Ltd.	4,261,927	70,322,231
India - 7.5%
HDFC Bank Ltd.	3,721,864	74,897,590
Housing Development Finance Corp. Ltd.	2,299,700	78,516,606
Kotak Mahindra Bank Ltd. (a)	2,921,154	73,264,421
Reliance Industries Ltd.	2,834,877	91,417,278
Tata Consultancy Services Ltd.	1,644,200	82,846,893
TOTAL INDIA		400,942,788
Ireland - 6.5%
Accenture PLC Class A	195,161	69,005,026
ICON PLC (a)	262,114	69,648,932
James Hardie Industries PLC CDI	2,054,124	69,132,003
Kingspan Group PLC (Ireland)	747,031	71,907,027
Linde PLC	219,221	69,861,348
TOTAL IRELAND		349,554,336
Japan - 7.8%
Hoya Corp.	610,858	79,208,946
Keyence Corp.	167,567	85,948,911
Recruit Holdings Co. Ltd.	1,733,854	85,701,987
Shin-Etsu Chemical Co. Ltd.	480,888	80,457,083
Tokyo Electron Ltd.	171,998	84,129,925
TOTAL JAPAN		415,446,852
Netherlands - 6.4%
ASM International NV (Netherlands)	206,144	70,827,059
ASML Holding NV (Netherlands)	192,834	130,605,376
Ferrari NV	301,963	69,594,211
Wolters Kluwer NV	698,542	71,096,614
TOTAL NETHERLANDS		342,123,260
Sweden - 4.3%
ASSA ABLOY AB (B Shares)	2,695,669	73,813,109
Atlas Copco AB (A Shares)	1,412,854	83,621,279
Hexagon AB (B Shares)	5,364,605	72,358,168
TOTAL SWEDEN		229,792,556
Switzerland - 7.1%
Lonza Group AG	114,789	79,140,343
Nestle SA (Reg. S)	1,154,378	149,074,500
Partners Group Holding AG	51,550	71,870,952
Sika AG	232,535	81,358,010
TOTAL SWITZERLAND		381,443,805
Taiwan - 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,161,000	188,847,959
United Kingdom - 7.3%
Ashtead Group PLC	1,079,508	77,215,065
Diageo PLC	1,822,281	91,954,847
RELX PLC (London Stock Exchange)	2,586,109	79,549,756
Rentokil Initial PLC	10,216,497	71,543,518
St. James's Place PLC	3,250,392	67,096,021
TOTAL UNITED KINGDOM		387,359,207
United States of America - 13.3%
Adobe, Inc. (a)	133,092	71,111,056
Alphabet, Inc. Class A (a)	25,239	68,298,501
Danaher Corp.	249,194	71,217,153
Marsh & McLennan Companies, Inc.	112,740	17,321,374
Microsoft Corp.	232,115	72,183,123
Moody's Corp.	197,467	67,731,181
NICE Systems Ltd. sponsored ADR (a)	285,130	73,010,388
NVIDIA Corp.	291,076	71,272,869
Sherwin-Williams Co.	232,000	66,470,320
Thermo Fisher Scientific, Inc.	116,354	67,636,580
Zoetis, Inc. Class A	333,315	66,593,004
TOTAL UNITED STATES OF AMERICA		712,845,549
TOTAL COMMON STOCKS (Cost $4,189,604,790)		5,318,256,360

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (b) (Cost $53,302,046)	53,291,388	53,302,046

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $4,242,906,836)	5,371,558,406
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(23,880,545)
NET ASSETS - 100.0%	5,347,677,861

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	115,699,173	739,544,040	801,941,167	10,215	-	-	53,302,046	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	-	116,373,540	116,373,540	5,508	-	-	-	0.0%
Total	115,699,173	855,917,580	918,314,707	15,723	-	-	53,302,046

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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